UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM 10-D
ASSET-BACKED ISSUER
DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
THE SECURITIES EXCHANGE ACT OF 1934
For the monthly distribution period from May 1, 2011 to May 31, 2011
Commission File Number of issuing entity: 333-126628
National City Credit Card Master Note Trust
(Exact name of issuing entity as specified in its charter)
Commission File Number of issuing entity: 000-26342
National City Credit Card Master Trust
(Exact name of issuing entity as specified in its charter)
Commission File Number of depositor: 333-126628-02
PNC Bank, National Association (Successor to National City Bank)
(Exact name of depositor and sponsor as specified in its charter)
Delaware
(State or other jurisdiction of incorporation or organization of the issuing entity)
N/A
(I.R.S. Employer Identification No.)
249 Fifth Avenue
Pittsburgh, PA
(Address of principal executive offices of the issuing entity)
15222-2707
(Zip Code)
412-762-2000
(Telephone number, including area code)
N/A
(Former name, former address, if changed since last report)

Registered/reporting pursuant to (check one)

Name of exchange
Title of class	Section 12(b)	Section 12(g)	Section 15(d)	(If Section 12(b))

Series 2007-1, Class A			X

Series 2007-1, Class B			X

Series 2007-1, Class C			X

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes X No _
PART I — DISTRIBUTION INFORMATION
Item 1. Distribution and Pool Performance Information.
Response to Item 1 is set forth in Exhibits 99.1, 99.2 and 99.3
PART II — OTHER INFORMATION
Item 9. Exhibits.

Exhibit No.	Description
99.1	Series 2005- CC Monthly Certificateholders’ Statement
99.2	Series 2007-1 Schedule to Monthly Noteholders’ Statement

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

National City Credit Card Master Note Trust (issuing entity)

National City Credit Card Master Trust (issuing entity)

By: By:	PNC Bank, National Association (Successor to National City Bank), as Depositor and Servicer /s/ Andrew D. Widner Name: Andrew D. Widner Title: Vice President
Dated: June 28, 2011

Exhibit Index

Exhibit No.	Description
99.1	Series 2005- CC Monthly Certificateholders’ Statement
99.2	Series 2007-1 Schedule to Monthly Noteholders’ Statement